Other current liabilities	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Other current liabilities
15.	Other current liabilities
The components of other curre
n
t
 liabilities are:

	As of
	December 31, 2020	December 31, 2019
	(Euros in thousands)
Payroll tax	1,185	727
Accrual for vacation	525	330
Deferred grant income	—	164
Accrued bonuses	154	52
Other	161	15

Total	2,025	1,288

Other current liabilities are
non-interest-bearing
and are due within one year. The carrying amounts of other current liabilities represents fair value due to their short-term nature.